UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2007 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)

Banks--7.0%
Bank of America	40,970	2,059,562
JPMorgan Chase & Co.	36,980	1,694,424
U.S. Bancorp	12,370	402,396
Wachovia	26,160	1,311,924
		5,468,306
Consumer Discretionary--6.3%
Gap	25,710	474,092
Johnson Controls	3,570	421,653
Lowe's Cos.	11,630	325,873
Macy's	7,710	249,187
McDonald's	7,780	423,777
News, Cl. A	32,160	707,198
Omnicom Group	18,590	893,993
Royal Caribbean Cruises	9,480	370,004
Time Warner	20,510	376,564
TJX Cos.	15,460	449,422
Toll Brothers	10,320 a	206,297
		4,898,060
Consumer Staples--10.4%
Altria Group	22,970	1,597,104
Cadbury Schweppes, ADR	11,770	547,540
Clorox	8,860	540,371
Coca-Cola Enterprises	34,550	836,801
Colgate-Palmolive	5,360	382,275
CVS	10,520	416,908
Kraft Foods, Cl. A	28,795	993,715
Procter & Gamble	32,500	2,286,050
Wal-Mart Stores	12,450	543,443
		8,144,207
Energy--14.5%
Anadarko Petroleum	7,710	414,412
Chesapeake Energy	10,830 b	381,866
Chevron	29,020	2,715,692
Devon Energy	14,940	1,243,008
EOG Resources	10,100	730,533
Exxon Mobil	28,544	2,642,033
Hess	9,260	616,068
Marathon Oil	6,590	375,762
Occidental Petroleum	22,160	1,420,013
XTO Energy	12,900	797,736
		11,337,123
Financial--21.1%
American International Group	19,496	1,318,904
AON	9,520	426,591
Capital One Financial	12,100	803,803
Chubb	12,410	665,672
CIT Group	11,360	456,672
Citigroup	55,110	2,571,984
Fannie Mae	6,240	379,454
Franklin Resources	3,140	400,350
Freddie Mac	13,090	772,441
Genworth Financial, Cl. A	21,120	649,018
Goldman Sachs Group	4,050	877,797

Lincoln National	11,040	728,309
Merrill Lynch & Co.	15,710	1,119,809
MetLife	11,920	831,182
Morgan Stanley	10,470	659,610
PMI Group	10,900	356,430
PNC Financial Services Group	6,590	448,779
Principal Financial Group	7,270	458,664
Prudential Financial	5,940	579,625
T. Rowe Price Group	7,540	419,903
Wells Fargo & Co.	45,190	1,609,668
		16,534,665
Health Care--8.3%
Abbott Laboratories	20,720	1,111,006
Aetna	7,290	395,628
Amgen	10,540 a	596,248
Baxter International	13,460	757,529
Covidien	9,307	386,240
Merck & Co.	20,710	1,070,500
Schering-Plough	20,500	648,415
Thermo Fisher Scientific	7,870 a	454,256
WellPoint	1,140 a	89,969
Wyeth	21,850	973,418
		6,483,209
Index--.5%
iShares Russell 1000 Value Index
Fund	4,740	407,403
Industrial--9.3%
Deere & Co.	2,740	406,671
Dover	7,640	389,258
Eaton	5,660	560,566
General Electric	93,600	3,875,040
Honeywell International	8,000	475,760
Raytheon	7,480	477,374
Tyco International	5,717	253,492
Union Pacific	3,790	428,497
Waste Management	10,600	400,044
		7,266,702
Information Technology--7.6%
Accenture, Cl. A	18,840	758,310
Automatic Data Processing	10,540	484,102
Cisco Systems	44,080 a	1,459,489
Hewlett-Packard	17,670	879,789
Intel	22,130	572,282
International Business Machines	4,170 b	491,226
Microsoft	19,630	578,300
NCR	9,690 a	482,562
Tyco Electronics	5,717	202,553
		5,908,613
Materials--2.8%
Air Products & Chemicals	5,000	488,800
Allegheny Technologies	4,050	445,297
Dow Chemical	9,690	417,251
E.I. du Pont de Nemours & Co.	7,340	363,770
Freeport-McMoRan Copper & Gold	4,470	468,858
		2,183,976
Telecommunications--6.1%
AT & T	74,330	3,144,902
Verizon Communications	36,110	1,598,951
		4,743,853
Utilities--6.2%

Constellation Energy Group	7,920	679,457
Entergy	8,780	950,786
Exelon	11,160	841,018
Mirant	12,310 a	500,771
NRG Energy	15,840 a,b	669,874
Questar	14,700	772,191
Southern	11,250	408,150
		4,822,247
Total Common Stocks
(cost $62,326,753)		78,198,364

Other Investment--.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,000)	15,000 [c]	15,000
Investment of Cash Collateral for
Securities Loaned--2.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,541,890)	1,541,890 [c]	1,541,890

Total Investments (cost $63,883,643)	102.1%	79,755,254
Liabilities, Less Cash and Receivables	(2.1%)	(1,620,242)
Net Assets	100.0%	78,135,012

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the portfolio's securities on loan is $1,388,669 and the total market value of the collateral held by the portfolio is $1,541,890.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Discretionary--14.2%
Aeropostale	31,275 a,b	596,101
American Eagle Outfitters	86,000	2,262,660
AnnTaylor Stores	31,950 b	1,011,856
Apollo Group, Cl. A	29,650 b	1,783,448
AutoZone	8,300 b	963,962
Big Lots	39,800	1,187,632
Brinker International	46,250	1,269,100
Choice Hotels International	35,550 a	1,339,169
Coach	38,100 b	1,800,987
Dollar Tree Stores	91,400 a,b	3,705,356
EchoStar Communications, Cl. A	59,400 b	2,780,514
Expedia	45,950 a,b	1,464,886
Family Dollar Stores	32,250 a	856,560
Gentex	106,750 a	2,288,720
Hanesbrands	40,650 a,b	1,140,639
Harley-Davidson	23,450 a	1,083,624
Hasbro	58,250 a	1,624,010
Idearc	26,350 a	829,234
International Game Technology	15,550	670,205
International Speedway, Cl. A	48,700	2,233,382
Lennar, Cl. A	32,200 a	729,330
M.D.C. Holdings	17,350	710,309
Marvel Entertainment	25,250 a,b	591,860
Nordstrom	24,050 a	1,127,704
NutriSystem	14,350 a,b	672,871
NVR	2,125 a,b	999,281
Phillips-Van Heusen	28,900	1,516,672
Priceline.com	15,750 a,b	1,397,812
Rent-A-Center	44,800 a,b	812,224
Ross Stores	41,500 a	1,064,060
Scholastic	29,800 a,b	1,038,828
Shaw Communications, Cl. B	23,350	580,014
Snap-On	23,700	1,174,098
Sotheby's	40,100 a	1,916,379
Speedway Motorsports	21,950 a	812,150
Tiffany & Co.	26,900 a	1,408,215
Toll Brothers	22,750 a,b	454,772
Warnaco Group	40,250 b	1,572,568
		49,471,192
Consumer Staples--2.3%
Herbalife	23,950	1,088,767
Hormel Foods	76,050	2,721,069
NBTY	20,950 b	850,570
Reynolds American	54,000	3,433,860
		8,094,266
Energy--8.8%
Alon USA Energy	12,900 a	435,762
Calumet Specialty Products
Partners	15,500	761,980
Cimarex Energy	63,550 a	2,367,238
Frontier Oil	38,850	1,617,714
Grant Prideco	22,750 b	1,240,330
Hess	11,950	795,033
Holly	11,750	703,002
Newfield Exploration	36,000 b	1,733,760

Nexen	34,400	1,050,576
Noble Energy	71,700	5,021,868
Overseas Shipholding Group	21,150 a	1,624,954
Patterson-UTI Energy	47,600 a	1,074,332
Pride International	25,150 b	919,232
Sunoco	18,300 a	1,295,274
Superior Energy Services	53,350 b	1,890,724
Swift Energy	26,400 b	1,080,288
Tesoro	32,050	1,474,941
Tidewater	51,150 a	3,214,266
Unit	29,750 b	1,439,900
Western Refining	20,850 a	846,093
		30,587,267
Financial--15.1%
AllianceBernstein Holding, LP	24,850	2,188,539
AMB Property	49,350	2,951,623
American Financial Group/OH	61,175	1,744,711
AmeriCredit	22,300 a,b	392,034
Ameriprise Financial	29,350	1,852,278
Arch Capital Group	33,250 b	2,474,132
CapitalSource	77,500 a	1,568,600
CIT Group	29,800	1,197,960
Discover Financial Services	42,450	882,960
Endurance Specialty Holdings	26,400	1,096,920
Everest Re Group	26,300	2,899,312
Federated Investors, Cl. B	23,850 a	946,845
First Marblehead	21,850 a	828,770
HCC Insurance Holdings	98,750	2,828,200
Hospitality Properties Trust	125,100	5,085,315
Jefferies Group	75,350 a	2,096,990
Jones Lang LaSalle	9,800 a	1,007,048
Lincoln National	42,750	2,820,217
M & T Bank	13,950 a	1,443,127
National Retail Properties	66,300 a	1,616,394
Nationwide Financial Services, Cl.
A	30,250 a	1,628,055
Philadelphia Consolidated Holding	28,300 b	1,169,922
Phoenix Cos.	66,250	934,787
Potlatch	18,800	846,564
ProLogis	31,750	2,106,612
Reinsurance Group of America	16,400 a	929,716
SEI Investments	45,600	1,243,968
SL Green Realty	12,800 a	1,494,656
Taubman Centers	21,000	1,149,750
Unum Group	63,850 a	1,562,409
W.R. Berkley	36,100	1,069,643
XL Capital, Cl. A	10,750	851,400
		52,909,457
Health Care--11.7%
AmerisourceBergen	38,500	1,745,205
Cephalon	20,450 a,b	1,494,077
CIGNA	40,650	2,166,238
Community Health Systems	31,900 b	1,002,936
Covance	9,350 a,b	728,365
Coventry Health Care	29,800 b	1,853,858
Dentsply International	83,400	3,472,776
Edwards Lifesciences	54,100 a,b	2,667,671
Endo Pharmaceuticals Holdings	24,200 b	750,442
Forest Laboratories	65,700 b	2,449,953
Genzyme	44,200 b	2,738,632
Health Net	40,100 b	2,167,405
Henry Schein	30,600 b	1,861,704

Humana	26,100 b	1,823,868
Intuitive Surgical	9,500 a,b	2,185,000
Invitrogen	19,950 b	1,630,513
King Pharmaceuticals	89,100 a,b	1,044,252
Lincare Holdings	65,500 b	2,400,575
Medicis Pharmaceutical, Cl. A	29,050 a	886,315
Mentor	12,950 a	596,348
Omnicare	22,250	737,143
Sepracor	46,200 a,b	1,270,500
Valeant Pharmaceuticals
International	56,750 a	878,490
ViroPharma	50,100 a,b	445,890
Vital Signs	16,400	855,096
Zimmer Holdings	10,800 b	874,692
		40,727,944
Industrial--17.0%
Acuity Brands	34,150 a	1,723,892
AGCO	62,250 a,b	3,160,433
Allied Waste Industries	74,950 a,b	955,613
Applied Industrial Technologies	61,350	1,891,421
Arkansas Best	22,800 a	744,648
Avis Budget Group	68,100 b	1,558,809
Con-way	35,250	1,621,500
Continental Airlines, Cl. B	28,250 a,b	933,098
Cummins	8,250	1,055,093
Deluxe	42,050	1,549,122
Dun & Bradstreet	27,900	2,751,219
EMCOR Group	42,750 b	1,340,640
Equifax	54,000	2,058,480
Fastenal	22,650 a	1,028,537
Fluor	11,100	1,598,178
GATX	15,000	641,250
Granite Construction	33,750 a	1,789,425
Harsco	23,150	1,372,101
Herman Miller	46,250	1,255,225
Hubbell, Cl. B	19,550 a	1,116,696
Jacobs Engineering Group	18,300 b	1,383,114
KBR	61,450 b	2,382,417
Manitowoc	30,400	1,346,112
Manpower	32,800	2,110,680
MSC Industrial Direct, Cl. A	40,550	2,051,425
Northwest Airlines	37,550 a,b	668,390
Pacer International	37,550 a	715,328
R.R. Donnelley & Sons	28,800	1,052,928
Republic Services	67,275	2,200,565
Rockwell Automation	23,000	1,598,730
Ryder System	18,100	886,900
SPX	27,550 a	2,550,028
Teleflex	24,850	1,936,312
Thomas & Betts	14,500 b	850,280
Timken	50,200	1,864,930
Titan International	27,650 a	882,588
Trinity Industries	22,900	859,666
W.W. Grainger	23,400 a	2,133,846
Wabtec	39,450	1,477,797
Werner Enterprises	37,500	643,125
		59,740,541
Information Technology--14.1%
3Com	213,900 a,b	1,056,666
ADTRAN	23,900 a	550,417
Agilent Technologies	24,850 b	916,468
Akamai Technologies	19,050 a,b	547,307

ASM International	35,100	1,003,158
ASML Holding (NY Shares)	66,600 a	2,188,476
Atmel	153,800 a,b	793,608
AVX	58,850 a	947,485
BEA Systems	81,450 b	1,129,712
CA	52,100 a	1,340,012
Cadence Design Systems	71,550 b	1,587,695
Dolby Laboratories, Cl. A	18,050 b	628,501
FactSet Research Systems	24,250 a	1,662,338
Imation	14,150 a	347,100
InterDigital	17,450 a,b	362,611
Intersil, Cl. A	43,200	1,444,176
KLA-Tencor	14,300 a	797,654
Lam Research	67,300 b	3,584,398
Lexmark International, Cl. A	25,200 a,b	1,046,556
Linear Technology	42,150 a	1,474,829
MasterCard, Cl. A	4,600 a	680,662
McAfee	85,900 b	2,995,333
Microchip Technology	73,050 a	2,653,176
MicroStrategy, Cl. A	13,450 a,b	1,067,123
National Semiconductor	39,150	1,061,748
NCR	34,100 b	1,698,180
Novell	162,600 b	1,242,264
Novellus Systems	65,550 a,b	1,786,893
Parametric Technology	52,200 a,b	909,324
Quest Software	65,950 a,b	1,131,702
STMicroelectronics (New York
Shares)	45,950	769,663
Tellabs	100,150 b	953,428
Teradyne	114,600 a,b	1,581,480
Total System Services	56,750 a	1,576,515
Websense	32,800 a,b	647,144
Western Digital	94,950 b	2,404,134
Xerox	94,150 b	1,632,561
Zoran	45,950 b	928,190
		49,128,687
Materials--8.0%
Airgas	32,550	1,680,557
Ashland	37,700	2,269,917
Celanese, Ser. A	27,350	1,066,103
Commercial Metals	63,100	1,997,115
Eastman Chemical	24,900	1,661,577
Greif, Cl. A	18,050	1,095,274
H.B. Fuller	15,250	452,620
International Paper	54,200 a	1,944,154
Louisiana-Pacific	31,500	534,555
NOVA Chemicals	34,250	1,322,050
OM Group	16,450 b	868,725
Packaging Corp. of America	33,350	969,485
Pactiv	46,950 b	1,345,587
PPG Industries	11,700	883,935
Quanex	28,500 a	1,338,930
Reliance Steel & Aluminum	16,900	955,526
RPM International	74,800 a	1,791,460
Sonoco Products	48,700	1,469,766
Steel Dynamics	36,000	1,681,200
United States Steel	15,550	1,647,367
Worthington Industries	36,100 a	850,516
		27,826,419
Telecommunication Services--.6%
Embarq	9,650	536,540
Windstream	99,100 a	1,399,292

		1,935,832
Utilities--7.6%
AGL Resources	80,450	3,187,429
Alliant Energy	49,550	1,898,756
Atmos Energy	33,750	955,800
Constellation Energy Group	21,500	1,844,485
Integrys Energy	46,900	2,402,687
Northeast Utilities	78,600	2,245,602
OGE Energy	36,550	1,209,805
ONEOK	48,400	2,294,160
Pepco Holdings	85,350	2,311,278
Portland General Electric	31,000	861,800
Puget Energy	48,050 a	1,175,784
Sempra Energy	43,050 a	2,502,066
UGI	83,500	2,169,330
WGL Holdings	47,200	1,599,608
		26,658,590
Total Common Stocks
(cost $330,987,666)		347,080,195

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,837,000)	1,837,000 [c]	1,837,000

Investment of Cash Collateral for
Securities Loaned--24.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $84,567,708)	84,567,708 [c]	84,567,708

Total Investments (cost $417,392,374)	124.1%	433,484,903
Liabilities, Less Cash and Receivables	(24.1%)	(84,177,832)
Net Assets	100.0%	349,307,071

a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $81,583,178 and the total market value of the collateral held by the fund is $84,567,708.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2007 (Unaudited)

Common Stocks--100%	Shares	Value ($)

Consumer Discretionary--14.6%
4Kids Entertainment	5,500 a	96,745
Aaron Rents	41,400 b	923,220
Arbitron	22,200	1,006,548
Arctic Cat	11,000 b	179,960
Audiovox, Cl. A	14,600 a,b	150,234
Bassett Furniture Industries	1,400 b	14,532
Big 5 Sporting Goods	17,500	327,250
Blue Nile	12,000 a,b	1,129,440
Bright Horizons Family Solutions	18,400 a,b	788,256
Brown Shoe	35,175	682,395
Building Materials Holding	26,000 b	275,080
Cabela's	28,900 a	683,485
California Pizza Kitchen	19,700 a,b	346,129
Cato, Cl. A	25,250	516,110
CEC Entertainment	25,750 a	691,902
Champion Enterprises	56,500 a,b	620,370
Charlotte Russe Holding	18,000 a,b	263,520
Children's Place Retail Stores	16,900 a,b	410,332
Christopher & Banks	25,350 b	307,242
CKE Restaurants	47,000 b	761,870
Coachmen Industries	9,800	65,660
Cost Plus	10,400 a,b	41,808
CPI	5,800	223,416
Crocs	59,900 a,b	4,028,275
Deckers Outdoor	9,500 a,b	1,043,100
Dress Barn	37,300 a,b	634,473
Drew Industries	14,300 a,b	581,724
Ethan Allen Interiors	21,300 b	696,297
Finish Line, Cl. A	27,200 b	118,048
Fleetwood Enterprises	46,000 a,b	393,300
Fossil	36,500 a,b	1,363,640
Fred's, Cl. A	35,900 b	378,027
Genesco	17,300 a,b	798,049
Group 1 Automotive	18,500	621,045
Guitar Center	20,500 a,b	1,215,650
Gymboree	27,400 a,b	965,576
Haverty Furniture Cos.	16,100 b	141,197
Hibbett Sports	28,000 a,b	694,400
Hot Topic	27,570 a,b	205,672
Iconix Brand Group	44,600 a,b	1,061,034
IHOP	13,900 b	880,287
Interface, Cl. A	41,100	741,855
Jack in the Box	25,000 a	1,621,000
JAKKS Pacific	24,500 a,b	654,395
Jo-Ann Stores	18,625 a	392,987
JoS. A. Bank Clothiers	14,175 a,b	473,729
K-Swiss, Cl. A	18,000	412,380
Kellwood	20,600 b	351,230
Keystone Automotive Industries	11,500 a	549,240
La-Z-Boy	35,000 b	258,300
Landry's Restaurants	11,100 b	293,706
Libbey	8,300 b	145,416
Lithia Motors, Cl. A	11,900 b	203,014

Live Nation	51,200 a,b	1,088,000
LKQ	36,900 a,b	1,284,489
M/I Homes	8,700 b	120,843
Maidenform Brands	15,300 a	242,964
Marcus	21,500	412,800
MarineMax	11,300 a,b	164,528
Men's Wearhouse	42,900	2,167,308
Meritage Homes	14,400 a,b	203,328
Midas	10,800 a,b	203,796
Monaco Coach	20,000 b	280,600
Monarch Casino & Resort	9,800 a,b	278,810
Movado Group	17,400	555,408
Multimedia Games	20,000 a,b	170,400
National Presto Industries	4,300	227,900
Nautilus	20,000 b	159,400
O'Charleys	17,300	262,268
Oxford Industries	12,300 b	444,276
P.F. Chang's China Bistro	18,200 a,b	538,720
Panera Bread, Cl. A	24,200 a,b	987,360
Papa John's International	21,900 a	535,236
PEP Boys-Manny Moe & Jack	30,600 b	429,318
PetMed Express	13,200 a,b	184,932
Pinnacle Entertainment	44,100 a,b	1,200,843
Polaris Industries	25,800 b	1,125,396
Pool	35,225 b	879,920
Pre-Paid Legal Services	6,100 a,b	338,306
Quiksilver	89,000 a,b	1,272,700
Radio One, Cl. D	51,600 a,b	192,468
Rare Hospitality International	22,850 a	870,814
Red Robin Gourmet Burgers	13,200 a	566,280
Russ Berrie & Co.	5,400 a,b	90,720
Ruth's Chris Steak House	11,700 a,b	166,725
Select Comfort	44,650 a,b	622,867
Shuffle Master	29,050 a,b	434,298
Skechers USA, Cl. A	22,500 a,b	497,250
Skyline	7,500 b	225,600
Sonic	49,075 a,b	1,148,355
Sonic Automotive, Cl. A	26,000 b	622,440
Stage Stores	31,550	575,156
Stamps.com	14,300 a,b	171,171
Standard Motor Products	6,500 b	61,100
Standard-Pacific	46,000 b	252,540
Steak n Shake	19,400 a	291,194
Stein Mart	20,400 b	155,244
Sturm Ruger & Co.	15,800 a	282,978
Superior Industries International	16,100	349,209
Texas Roadhouse, Cl. A	36,600 a,b	428,220
Tractor Supply	25,200 a,b	1,161,468
Triarc Cos., Cl. B	50,000 b	625,500
Tuesday Morning	16,800 b	151,032
Tween Brands	23,900 a,b	784,876
UniFirst	13,300	498,218
Universal Electronics	10,200 a	331,500
Universal Technical Institute	14,400 a,b	259,200
Volcom	8,300 a,b	352,916
Winnebago Industries	23,200 b	554,016
WMS Industries	27,900 a,b	923,490
Wolverine World Wide	47,300	1,296,020
Zale	36,000 a	833,040
Zumiez	13,200 a,b	585,684
		64,543,988

Consumer Staples--4.1%
Alliance One International	68,600 a,b	448,644
Boston Beer, Cl. A	6,400 a	311,424
Casey's General Stores	38,200 b	1,058,140
Central Garden & Pet, Cl. A	52,600 a	472,348
Chattem	13,700 a,b	966,124
Corn Products International	58,400	2,678,808
Flowers Foods	61,249	1,335,228
Great Atlantic & Pacific Tea	14,600 a,b	444,716
Hain Celestial Group	30,000 a,b	963,900
J & J Snack Foods	11,400 b	396,948
Lance	22,400 b	515,648
Longs Drug Stores	23,300	1,157,311
Nash Finch	10,400 b	414,232
Peet's Coffee & Tea	9,700 a,b	270,727
Performance Food Group	26,600 a	801,458
Playtex Products	43,500 a,b	795,180
Ralcorp Holdings	20,700 a,b	1,155,474
RC2	16,900 a,b	467,961
Sanderson Farms	12,300	512,541
Spartan Stores	15,700 b	353,721
Spectrum Brands	21,000 a,b	121,800
TreeHouse Foods	24,900 a,b	673,545
United Natural Foods	33,200 a,b	903,704
USANA Health Sciences	7,800 a,b	341,250
WD-40	13,200	450,648
		18,011,480
Energy--6.9%
Atwood Oceanics	20,400 a,b	1,561,824
Bristow Group	17,500 a,b	764,925
Cabot Oil & Gas	74,700	2,626,452
CARBO Ceramics	15,000 b	760,950
Dril-Quip	17,400 a,b	858,690
Gulf Island Fabrication	8,400 b	322,476
Helix Energy Solutions Group	71,050 a	3,016,783
Hornbeck Offshore Services	18,200 a,b	667,940
ION Geophysical	53,200 a	735,756
Lufkin Industries	11,700	643,734
Massey Energy	62,900 b	1,372,478
Matrix Service	16,700 a	349,865
NATCO Group, Cl. A	13,000 a	672,750
Oceaneering International	41,000 a,b	3,107,800
Penn Virginia	27,500	1,209,450
Petroleum Development	10,900 a,b	483,415
Pioneer Drilling	35,200 a,b	428,736
SEACOR Holdings	17,200 a,b	1,635,720
St. Mary Land & Exploration	47,500	1,694,325
Stone Energy	21,300 a	852,213
Superior Well Services	12,000 a	272,760
Swift Energy	22,400 a,b	916,608
Tetra Technologies	54,100 a,b	1,143,674
Unit	38,500 a	1,863,400
W-H Energy Services	23,800 a	1,755,250
World Fuel Services	21,000 b	857,010
		30,574,984
Financial--15.1%
Acadia Realty Trust	24,900 b	675,537
Alabama National BanCorporation	11,400 b	888,288
Anchor Bancorp Wisconsin	14,200 b	383,400
Bank Mutual	40,300 b	475,137
BankAtlantic Bancorp, Cl. A	33,500 b	290,445

BankUnited Financial, Cl. A	28,100 b	436,674
Boston Private Financial Holdings	29,000 b	807,360
Brookline Bancorp	43,500 b	504,165
Cascade Bancorp	22,500 b	500,850
Cash America International	25,700 b	966,320
Central Pacific Financial	24,000	700,800
Chittenden	34,025 b	1,196,319
Colonial Properties Trust	36,600	1,255,380
Community Bank System	24,000 b	468,480
Corus Bankshares	28,300 b	368,466
Delphi Financial Group, Cl. A	36,000	1,455,120
Dime Community Bancshares	16,600	248,502
Downey Financial	14,200 b	820,760
East West Bancorp	50,100	1,801,596
EastGroup Properties	18,300 b	828,258
Entertainment Properties Trust	22,000 b	1,117,600
Essex Property Trust	19,100	2,245,587
Financial Federal	19,850 b	555,999
First BanCorp/Puerto Rico	67,700	643,150
First Cash Financial Services	20,400 a,b	477,768
First Commonwealth Financial	46,000 b	508,760
First Financial Bancorp	27,100 b	346,338
First Indiana	8,600	269,352
First Midwest Bancorp/IL	38,100	1,301,496
FirstFed Financial	11,800 a,b	584,690
Flagstar Bancorp	27,600 b	268,548
Franklin Bank/Houston, TX	22,200 a,b	204,240
Fremont General	53,200 b	207,480
Frontier Financial	30,500 b	711,565
Glacier Bancorp	39,400 b	887,288
Hanmi Financial	32,800 b	508,072
Hilb, Rogal & Hobbs	26,800	1,161,244
Independent Bank/MI	15,370 b	169,838
Infinity Property & Casualty	14,400	579,168
Inland Real Estate	42,900 b	664,521
Investment Technology Group	34,300 a,b	1,474,214
Irwin Financial	15,500 b	170,810
Kilroy Realty	25,200 b	1,527,876
Kite Realty Group Trust	20,400	383,520
LaBranche & Co.	32,200 a,b	150,696
LandAmerica Financial Group	13,200 b	514,536
Lexington Realty Trust	46,300 b	926,463
LTC Properties	16,700	395,289
Medical Properties Trust	38,500 b	512,820
Mid-America Apartment Communities	17,700 b	882,345
Nara Bancorp	18,000 b	281,160
National Retail Properties	56,200 b	1,370,156
optionsXpress Holdings	33,600	878,304
Parkway Properties/Md	11,500 b	507,610
Philadelphia Consolidated Holding	46,500 a	1,922,310
Piper Jaffray Cos.	12,800 a,b	686,080
Portfolio Recovery Associates	13,300 b	705,831
Presidential Life	15,700 b	266,272
PrivateBancorp	14,500 b	505,180
ProAssurance	25,900 a,b	1,395,233
Prosperity Bancshares	25,300 b	838,948
Provident Bankshares	25,000	783,250
PS Business Parks	12,000	682,200
Rewards Network	15,400 a	74,690
RLI	16,000	907,520
Safety Insurance Group	14,800 b	531,912

Selective Insurance Group	43,100 b	917,168
Senior Housing Properties Trust	61,800	1,363,308
Signature Bank/New York, NY	20,500 a,b	722,215
South Financial Group	55,000 b	1,250,700
Sovran Self Storage	15,500 b	710,520
Sterling Bancorp/NY	11,700	163,800
Sterling Bancshares/TX	56,450	644,095
Sterling Financial/WA	37,880	1,019,351
Stewart Information Services	13,400	459,218
Susquehanna Bancshares	40,500 b	814,050
SWS Group	17,100	302,499
Tanger Factory Outlet Centers	21,200 b	860,508
Tower Group	14,800	387,464
TradeStation Group	15,300 a,b	178,551
Triad Guaranty	8,000 a,b	151,760
Trustco Bank NY	59,000 b	644,870
UCBH Holdings	76,300 b	1,333,724
Umpqua Holdings	42,200 b	844,422
United Bankshares	27,200 b	827,968
United Community Banks/GA	32,000 b	784,640
United Fire & Casualty	15,700	613,713
Whitney Holding	52,000	1,371,760
Wilshire Bancorp	13,900 b	152,483
Wintrust Financial	17,900 b	764,151
World Acceptance	13,100 a,b	433,348
Zenith National Insurance	30,700 b	1,378,123
		66,854,195
Health Care--13.0%
Allscripts Healthcare Solutions	39,800 a,b	1,075,794
Alpharma, Cl. A	32,900 b	702,744
Amedisys	19,033 a,b	731,248
American Medical Systems Holdings	50,400 a,b	854,280
AMERIGROUP	43,000 a,b	1,482,640
AMN Healthcare Services	19,200 a,b	359,616
AmSurg	22,150 a,b	511,000
Analogic	11,100	707,736
ArQule	23,600 a	168,268
ArthroCare	21,000 a	1,173,690
BIOLASE Technology	17,100 a,b	116,964
Bradley Pharmaceuticals	10,400 a	189,280
Cambrex	24,000 b	261,360
Centene	35,900 a	772,209
Chemed	18,900 b	1,174,824
CONMED	21,500 a	601,785
Cooper Cos.	33,500 b	1,756,070
Cross Country Healthcare	19,700 a,b	344,159
CryoLife	2,500 a	23,625
Cyberonics	12,100 a	168,674
Datascope	12,700 b	429,387
Dionex	15,500 a,b	1,231,630
DJO	17,200 a	844,520
Enzo Biochem	23,066 a	261,799
Greatbatch	20,500 a,b	545,095
Haemonetics/Mass.	21,200 a,b	1,047,704
HealthExtras	26,200 a,b	729,146
Healthways	25,600 a	1,381,632
Hologic	41,500 a,b	2,531,500
Hooper Holmes	46,200 a	109,032
ICU Medical	12,000 a	465,000
IDEXX Laboratories	23,500 a,b	2,575,365
Immucor	52,025 a	1,859,894

Integra LifeSciences Holdings	14,500 a,b	704,410
Invacare	24,200 b	565,796
inVentiv Health	24,000 a	1,051,680
Kendle International	9,700 a,b	402,841
Kensey Nash	7,500 a,b	195,825
LCA-Vision	17,950 b	527,550
LHC Group	9,800 a	210,406
Lifecell	22,000 a,b	826,540
Mannatech	13,400 b	108,540
Martek Biosciences	24,300 a,b	705,429
Matria Healthcare	17,400 a,b	455,184
MedCath	10,500 a	288,330
Mentor	29,300 b	1,349,265
Meridian Bioscience	27,550 b	835,316
Merit Medical Systems	19,900 a	258,302
MGI Pharma	62,000 a	1,722,360
Noven Pharmaceuticals	18,800 a	299,484
Odyssey HealthCare	25,000 a	240,250
Omnicell	24,600 a	702,084
Osteotech	11,300 a	84,976
Owens & Minor	30,500	1,161,745
Palomar Medical Technologies	14,700 a	418,803
PAREXEL International	22,000 a,b	907,940
Pediatrix Medical Group	37,000 a	2,420,540
PharmaNet Development Group	15,200 a	441,256
PharMerica	21,400 a	319,288
Phase Forward	28,000 a	560,280
PolyMedica	17,300 b	908,596
Possis Medical	10,400 a,b	140,920
PSS World Medical	55,000 a	1,052,150
Regeneron Pharmaceuticals	45,900 a,b	817,020
RehabCare Group	14,300 a	251,537
Res-Care	15,200 a	347,168
Respironics	57,300 a	2,752,119
Savient Pharmaceuticals	29,900 a	435,045
Sciele Pharma	25,400 a,b	660,908
Sierra Health Services	46,000 a	1,940,740
Sunrise Senior Living	32,700 a,b	1,156,599
SurModics	11,800 a,b	578,318
Symmetry Medical	25,700 a,b	429,190
Theragenics	31,800 a	142,782
ViroPharma	60,300 a,b	536,670
Vital Signs	8,200	427,548
		57,529,400
Industrial--18.0%
A.O. Smith	19,800 b	868,824
AAR	27,000 a,b	819,180
ABM Industries	37,400	747,252
Acuity Brands	35,700 b	1,802,136
Administaff	19,100 b	693,330
Albany International, Cl. A	18,700 b	701,063
Angelica	4,900	96,579
Apogee Enterprises	24,400	632,936
Applied Industrial Technologies	32,050	988,102
Applied Signal Technology	10,200	137,904
Arkansas Best	23,400 b	764,244
Astec Industries	14,100 a	810,045
ASV	11,300 a,b	158,539
Baldor Electric	34,800 b	1,390,260
Barnes Group	33,100 b	1,056,552
Bowne & Co.	21,800 b	363,188

Brady, Cl. A	39,100 b	1,402,908
Briggs & Stratton	37,100 b	934,178
C & D Technologies	12,400 a,b	61,752
Cascade	7,500 b	488,775
CDI	13,500	376,380
Ceradyne	19,550 a	1,480,717
CLARCOR	38,400 b	1,313,664
Coinstar	24,000 a,b	772,080
Consolidated Graphics	10,500 a	659,295
Cubic	12,900 b	543,993
Curtiss-Wright	33,500 b	1,591,250
EDO	12,000	672,120
EMCOR Group	54,000 a	1,693,440
EnPro Industries	19,100 a,b	775,460
Esterline Technologies	19,000 a	1,083,950
Forward Air	21,700	646,226
Frontier Airlines Holdings	19,400 a,b	120,086
G & K Services, Cl. A	18,000	723,600
Gardner Denver	39,600 a	1,544,400
GenCorp	41,000 a,b	490,360
Griffon	19,300 a	291,430
Healthcare Services Group	29,775 b	603,539
Heartland Express	44,166 b	630,690
Heidrick & Struggles International	15,900	579,555
Hub Group, Cl. A	29,800 a,b	894,894
Insituform Technologies, Cl. A	18,800 a,b	286,324
Kaman	18,300	632,448
Kansas City Southern	58,400 a,b	1,878,728
Kaydon	21,300 b	1,107,387
Kirby	41,100 a,b	1,814,154
Knight Transportation	39,875 b	686,249
Labor Ready	36,800 a,b	681,168
Landstar System	41,900	1,758,543
Lawson Products	4,700	163,607
Lennox International	49,600	1,676,480
Lindsay	6,600 b	288,948
Lydall	11,800 a	109,504
Manitowoc	99,000	4,383,720
Mesa Air Group	29,900 a,b	132,756
Mobile Mini	25,400 29,900 a,b	613,664
Moog, Cl. A	31,750 a	1,395,095
Mueller Industries	31,400	1,134,796
NCI Building Systems	14,500 29,900 a,b	626,545
Old Dominion Freight Line	20,350 a	487,790
On Assignment	2,000 a	18,680
Regal-Beloit	25,200 b	1,206,828
Robbins & Myers	13,000 b	744,770
School Specialty	14,700 29,900 a,b	509,061
Shaw Group	63,000 a	3,660,300
Simpson Manufacturing	29,600 b	942,760
SkyWest	48,400	1,218,228
Spherion	58,200 a	480,732
Standard Register	8,600 b	109,306
Standex International	12,100	250,228
Teledyne Technologies	25,600 a	1,366,784
Tetra Tech	49,300 29,900 a,b	1,041,216
Toro	31,300	1,841,379
Tredegar	21,200	365,700
Triumph Group	14,400	1,176,624
United Stationers	23,000 a	1,276,960
Universal Forest Products	13,700 b	409,630

URS	42,600 a	2,404,770
Valmont Industries	12,500	1,060,625
Viad	16,000 b	576,000
Vicor	13,900 b	168,468
Volt Information Sciences	9,450 a	166,698
Wabash National	22,400 b	252,896
Waste Connections	53,075 a	1,685,662
Watsco	18,500 b	858,955
Watson Wyatt Worldwide, Cl. A	36,000	1,617,840
Watts Water Technologies, Cl. A	20,400 b	626,280
Woodward Governor	24,700	1,541,280
		79,841,442
Information Technology--19.4%
Actel	24,900 a	267,177
Adaptec	88,600 a,b	338,452
Advanced Energy Industries	30,200 a	456,020
Agilysys	17,100 b	288,990
AMIS Holdings	46,000 a	446,660
Anixter International	23,500 a	1,937,575
Ansoft	12,400 a	408,952
ANSYS	58,500 a,b	1,998,945
Arris Group	84,100 a	1,038,635
ATMI	27,500 a,b	818,125
Authorize.Net Holdings	20,500 a	361,415
Avid Technology	30,667 a,b	830,462
Axcelis Technologies	75,700 a,b	386,827
Bankrate	7,400 a,b	341,288
Bel Fuse, Cl. B	12,500	433,250
Belden	32,500 b	1,524,575
Bell Microproducts	19,000 a	118,180
Benchmark Electronics	55,650 a,b	1,328,366
Black Box	12,700 b	543,052
Blackbaud	35,500 b	896,020
Blue Coat Systems	12,100 a,b	952,996
Brightpoint	38,700 a,b	580,887
Brooks Automation	55,312 a	787,643
C-COR	31,300 a,b	359,637
Cabot Microelectronics	18,700 a,b	799,425
CACI International, Cl. A	24,700 a,b	1,261,923
Captaris	22,900 a	121,141
Catapult Communications	5,000 a	38,200
Checkpoint Systems	30,600 a,b	807,534
CIBER	35,500 a	277,255
Cognex	36,000 b	639,360
Coherent	27,400 a	878,992
Cohu	18,900	354,375
Comtech Telecommunications	19,300 a,b	1,032,357
Concur Technologies	26,600 a	838,432
CTS	29,600	381,840
CyberSource	18,800 a,b	219,772
Cymer	29,200 a,b	1,120,988
Daktronics	21,000 b	571,620
Digi International	20,500 a	291,920
Diodes	19,050 a,b	611,505
Ditech Networks	25,200 a,b	132,804
DSP Group	24,400 a	386,252
Electro Scientific Industries	21,300 a,b	510,348
Epicor Software	46,800 a,b	644,436
EPIQ Systems	17,200 a	323,704
Exar	41,600 a	543,296
FactSet Research Systems	32,000 b	2,193,600

FARO Technologies	11,900 a	525,385
FEI	22,600 a,b	710,318
FLIR Systems	50,300 a,b	2,786,117
Gentiva Health Services	24,900 a,b	478,329
Georgia Gulf	23,200 b	322,480
Gerber Scientific	12,600 a,b	136,710
Gevity HR	18,000 b	184,500
H.B. Fuller	48,300	1,433,544
Harmonic	54,100 a,b	574,001
Hutchinson Technology	18,600 a,b	457,560
Informatica	70,300 a,b	1,103,710
InfoSpace	24,400 a,b	428,464
Insight Enterprises	36,500 a	942,065
Intevac	11,700 a	177,840
Itron	22,600 a,b	2,103,382
j2 Global Communications	41,000 a	1,341,930
JDA Software Group	18,300 a	378,078
Keithley Instruments	13,600	144,160
Knot	20,000 a,b	425,200
Kopin	49,600 a	188,976
Kulicke & Soffa Industries	42,000 a,b	356,160
Littelfuse	19,100 a	681,679
LoJack	15,300 a,b	290,088
Manhattan Associates	22,900 a	627,689
ManTech International, Cl. A	16,600 a	597,268
MAXIMUS	16,600	723,428
Mercury Computer Systems	10,000 a,b	102,800
Methode Electronics	36,300	546,315
Micros Systems	31,700 a	2,062,719
Microsemi	54,600 a,b	1,522,248
MIVA	5,000 a	23,600
MKS Instruments	36,300 a,b	690,426
MTS Systems	16,500	686,400
Napster	28,100 a,b	91,887
Neoware	13,000 a	210,860
NETGEAR	25,900 a,b	787,878
Network Equipment Technologies	7,100 a	102,950
Newport	33,700 a,b	513,251
Novatel Wireless	23,500 a,b	532,275
OM Group	24,000 a	1,267,440
Park Electrochemical	20,300	681,674
PC-Tel	15,900 a	120,681
Perficient	20,400 a,b	446,148
Pericom Semiconductor	18,700 a	219,164
Phoenix Technologies	9,900 a	106,029
Photon Dynamics	14,300 a,b	129,415
Photronics	34,100 a	389,081
Planar Systems	16,000 a	107,360
Plexus	37,600 a,b	1,030,240
Progress Software	33,700 a	1,021,110
Quality Systems	13,300 b	487,179
Radiant Systems	17,500 a	277,025
Radisys	16,200 a,b	201,690
Rogers	11,700 a	481,923
Rudolph Technologies	19,800 a	273,834
ScanSource	20,600 a,b	579,066
Secure Computing	41,400 a	402,822
SI International	10,100 a,b	288,557
Skyworks Solutions	123,500 a,b	1,116,440
Smith Micro Software	18,900 a,b	303,534
Sonic Solutions	25,000 a,b	261,750

SPSS	15,200 a	625,328
Standard Microsystems	16,800 a,b	645,456
StarTek	6,000 b	60,780
Stratasys	15,000 a,b	413,400
Supertex	13,100 a,b	522,428
Sykes Enterprises	24,800 a	411,928
Symmetricom	34,400 a,b	161,680
Synaptics	18,000 a,b	859,680
SYNNEX	10,500 a,b	215,880
Take-Two Interactive Software	52,300 a,b	893,284
Technitrol	34,500	929,775
THQ	50,750 a,b	1,267,735
Tollgrade Communications	11,200 a	113,344
Trimble Navigation	89,900 a	3,524,979
TTM Technologies	27,000 a	312,390
Tyler Technologies	23,500 a	313,725
Ultratech	15,700 a,b	217,602
United Online	51,500 b	773,015
Varian Semiconductor Equipment
Associates	56,675 a	3,033,246
Veeco Instruments	22,500 a,b	436,050
ViaSat	18,000 a	554,940
Websense	41,600 a,b	820,768
X-Rite	20,600 b	297,464
		86,014,917
Materials--3.8%
A.M. Castle & Co.	10,000 b	326,000
AMCOL International	16,100 b	532,749
AptarGroup	54,800	2,075,276
Arch Chemicals	21,600	1,012,608
Brush Engineered Materials	14,000 a,b	726,460
Buckeye Technologies	30,600 a	463,284
Caraustar Industries	20,800 a	92,768
Century Aluminum	22,700 a,b	1,195,155
Chesapeake	15,500 b	131,130
Deltic Timber	6,800 b	387,056
Gibraltar Industries	20,400 b	377,400
Headwaters	30,600 a,b	455,328
Myers Industries	20,902	414,278
Neenah Paper	10,300 b	340,827
Omnova Solutions	29,200 a	168,776
Penford	5,800	218,660
PolyOne	86,000 a,b	642,420
Quaker Chemical	6,700	157,584
Quanex	31,550	1,482,219
Rock-Tenn, Cl. A	26,000	751,400
RTI International Metals	16,800 a,b	1,331,568
Ryerson	19,600	661,304
Schulman (A.)	22,400 b	441,952
Schweitzer-Mauduit International	14,000	326,200
Texas Industries	20,100 b	1,577,850
Tronox, Cl. B	33,100 b	298,893
Wausau Paper	35,100	391,365
		16,980,510
Telecommunication Services--.1%
General Communication, Cl. A	32,400 a,b	393,336
Utilities--5.0%
Allete	18,500 b	828,060
American States Water	8,850 b	345,150
Atmos Energy	73,300	2,075,856
Avista	39,100	795,685

Central Vermont Public Service	10,500 b	383,670
CH Energy Group	10,500	501,900
Cleco	44,900	1,134,623
El Paso Electric	34,800 a,b	804,924
Energen	56,800	3,244,416
Laclede Group	18,100 b	584,268
New Jersey Resources	24,800	1,229,832
Northwest Natural Gas	20,300 b	927,710
Piedmont Natural Gas	54,500 b	1,367,405
South Jersey Industries	23,000 b	800,400
Southern Union	88,743	2,760,795
Southwest Gas	31,500	891,135
UGI	87,500	2,273,250
UIL Holdings	18,100 b	570,150
UniSource Energy	24,000	717,360
		22,236,589
Total Common Stocks
(cost $316,363,471)		442,980,841
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

U.S. Treasury Bills
3.94%, 12/13/07
(cost $173,602)	175,000 [c]	173,709

Other Investment--.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $820,000)	820,000 [d]	820,000

Investment of Cash Collateral for
Securities Loaned--36.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $163,196,060)	163,196,060 [d]	163,196,060

Total Investments (cost $480,553,133)	137.1%	607,170,610
Liabilities, Less Cash and Receivables	(37.1%)	(164,287,670)
Net Assets	100.0%	442,882,940

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the portfolio's securities on loan is $155,263,732 and the total market value of the collateral held by the portfolio is $163,196,060.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
Russell 2000 E-mini	27	2,195,640	December 2007	33,662

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2007 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Consumer Discretionary--4.1%
Garmin	55,862 a	6,669,923
Energy--.7%
Suntech Power Holdings, ADR	27,000 a,b	1,077,300
Information Technology--91.8%
Accenture, Cl. A	106,500	4,286,625
Adobe Systems	161,000 b	7,029,260
Akamai Technologies	80,100 a,b	2,301,273
Amdocs	133,700 b	4,972,303
Apple	35,800 b	5,496,732
Automatic Data Processing	103,700	4,762,941
Broadcom, Cl. A	190,950 b	6,958,218
Cisco Systems	245,232 b	8,119,632
Citrix Systems	81,300 b	3,278,016
Cognizant Technology Solutions,
Cl. A	70,900 b	5,655,693
Corning	310,400	7,651,360
Google, Cl. A	13,200 b	7,487,964
Harris	46,654	2,696,135
Hewlett-Packard	96,200	4,789,798
Infosys Technologies, ADR	46,596	2,254,780
Intel	85,300	2,205,858
Juniper Networks	206,584 b	7,563,040
KLA-Tencor	22,970	1,281,267
MEMC Electronic Materials	115,500 b	6,798,330
Microsoft	201,200	5,927,352
NAVTEQ	26,100 b	2,035,017
Network Appliance	170,500 b	4,588,155
Oracle	121,000 b	2,619,650
QUALCOMM	135,800	5,738,908
Research In Motion	69,100 b	6,809,805
Riverbed Technology	71,266 b	2,878,434
SanDisk	54,780 b	3,018,378
SAP, ADR	74,721	4,383,881
Seagate Technology	55,400	1,417,132
Sonus Networks	147,900 b	902,190
Sun Microsystems	463,000 b	2,597,430
Taiwan Semiconductor
Manufacturing, ADR	138,768	1,404,332
Telefonaktiebolaget LM Ericsson,
ADR	75,809 a	3,017,198
Texas Instruments	123,400	4,515,206
Trimble Navigation	15,800 b	619,518
VMware, Cl. A	1,160 b	98,600
Yahoo!	82,700 b	2,219,668
		150,380,079
Telecommunication Services--.5%
NeuStar, Cl. A	24,980 b	856,564
Total Common Stocks
(cost $120,943,132)		158,983,866

Other Investment--3.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $5,173,718)	5,173,718 [c]	5,173,718

Investment of Cash Collateral for
Securities Loaned--7.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,052,782)	12,052,782 [c]	12,052,782

Total Investments (cost $138,169,632)	107.7%	176,210,366
Liabilities, Less Cash and Receivables	(7.7%)	(12,580,904)
Net Assets	100.0%	163,629,462

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the portfolio's securities on loan is $11,671,972 and the total market value of the collateral held by the portfolio is $12,052,782.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)